Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Amounts payable and accrued liabilities related party transactions	$ 43	$ 43